Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of foreign currency exchange rates

Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:

	As of and for the Year Ended December 31, 2025	As of and for the Year Ended December 31, 2024	As of and for the Year Ended December 31, 2023
Period-end SGD: US$1 exchange rate	1.29	1.37	1.32
Period-average SGD: US$1 exchange rate	1.31	1.34	1.34
Period-end MYR: US$1 exchange rate	4.06	4.47	-

Period-average MYR: US$1 exchange rate	4.28	4.57	-

Schedule of property and equipment useful lives
Expected useful lives
Office equipment	3 years
Leasehold improvement	Shorter of the lease term or 5 years

Schedule of intangible assets useful life
Categories	Useful life
Distribution rights	2-3 years
Software	5 years

Schedule of disaggregated information of revenues

Disaggregated information of revenues by products/services are as follows:

	For the Years Ended
	December 31, 2025	December 31, 2024	December 31, 2023
Property management service:
Property management service – common area management	$3,252,982	$2,870,912	$2,628,073
Property management service – security management	1,114,602	1,051,070	1,078,385
Total property management service revenue	4,367,584	$3,921,982	$3,706,458

Holistic wellness consumer products and services:
Holistic wellness consumer products	406,592	3,262	-
Wellness therapies service	1,772,614	75,572	-
Stem cell treatment service	217,007	-	-
Licensing service of bioenergy cabin	53,347	7,299	-
Wellness Membership Program	3,120	2,890	-
Total holistic wellness consumer products and service revenue	2,452,680	89,023	-

Total revenue	$6,820,264	$4,011,005	$3,706,458

Schedule of disaggregated information of cost of revenues

Disaggregated information of cost of revenues by products/services are as follows:

	For the Years Ended
	December 31, 2025	December 31, 2024	December 31, 2023
Property management service:
Property management service – common area management	$2,436,347	$2,334,029	$1,983,009
Property management service – security management	954,020	880,833	881,374
Total property management service cost of revenue	3,390,367	3,214,862	2,864,383

Holistic wellness consumer products and services:
Holistic wellness consumer products	345,691	844	-
Wellness therapies service	44,427	33,144
Licensing service of bioenergy cabin	46,980	-	-
Total holistic wellness consumer products and service cost of revenue	437,098	33,988	-

Total cost of revenues	3,827,465	3,248,850	2,864,383

Schedule of basic and diluted earnings per share

The Company calculates basic and diluted loss per share for continuing operations as follows:

	For the Years Ended December 31
	2025	2024	2023

Numerator
Net loss from continuing operations	$(2,767,710)	$(17,637,783)	$(8,434,781)
Less: Net income (loss) attributable to noncontrolling interest from continuing operations	5,052	(34,287)	3,377
Net loss attributable to common shareholders, basic	$(2,772,762)	$(17,603,496)	$(8,438,158)
Denominator
Weighted average number of shares outstanding, basic and diluted	1,867,716	1,622,996	1,145,032
Loss per share, basic and diluted	$(1.48)	$(10.85)	$(7.37)

The Company calculates basic and diluted earnings/ (loss) per share for discontinued operations as follows:

	For the Years Ended December 31
	2025	2024	2023

Numerator
Net income (loss) attributable to common shareholders, basic	$-	$2,246,340	$(1,601,323)
Denominator
Weighted average number of shares outstanding, basic and diluted	1,867,716	1,622,996	1,145,032
Loss per share, basic and diluted	$-	$1.38	$(1.40)

Schedule of fair value measurement of assets and liabilities

The following table sets forth by level within the fair value hierarchy our financial asset and liability that were accounted for at fair value on a recurring basis As of December 31, 2025 and 2024:

	Carrying Value at December 31, 2025	Fair Value Measurement at December 31, 2025
		Level 1	Level 2	Level 3
Warrant liabilities	$125,000	$-	$-	$125,000

Schedule of fair value measurement of assets and liabilities recurring basis

The following is a reconciliation of the beginning and ending balance of the financial assets and liability measured at fair value on a recurring basis for the years ended December 31, 2025 and 2024:

Derivative liabilities (Warrants)
Fair value of warrants upon issuance	$100,000
Change in fair value of warrant liability	25,000
Ending balance as of December 31, 2025	$125,000